Accounts Receivable, Net	6 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 — ACCOUNTS RECEIVABLE, NET

The Company’s accounts receivable primarily include balance generated from selling bakery products to local corporate customers, billed but has not been collected as of the balance sheet dates. Accounts receivable consisted of the following:

	June 30, 2024	December 31, 2023
Accounts receivable	$2,022,587	$1,995,067
Less: allowance for credit losses	-	-
Total accounts receivable, net	$2,022,587	$1,995,067